UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Bond Fund (Formerly Great-West Core Bond Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) and Wellington Management Company, LLP (“Wellington”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -14.70%, relative to a -13.01% return for the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark index.
Goldman Sachs Commentary
2022 was a tumultuous year for financial markets amid persistent inflation and aggressive monetary tightening. The year began with geopolitical tensions among an already complex macroeconomic backdrop. Russia’s invasion of Ukraine added uncertainty to financial markets in February, lasting throughout the year, leading to supply chain disruptions and soaring energy prices. Then, the Federal Reserve (the “Fed”) began an aggressive hiking cycle, first hiking interest rates in March. Meanwhile, persistent inflation and growth concerns prompted the Fed to step up the pace of monetary tightening. By year end, the Fed had delivered 425 basis points of rate hikes as yields soared and credit spreads widened off the back of recession fears and growth concerns. However, markets began to rally in the fourth quarter as investors began to price in the potential for a “soft landing” scenario as inflation seemingly peaked. The Fed stepped down the pace of the tightening in December and credit spreads tightened on improved risk sentiment. China departing from its stringent zero-Covid policy, downside surprises in inflation across developed economies, and the downshift in the pace of central bank tightening supported hope of achieving the “soft landing” scenario and avoiding a recession.
The outlook in 2023 will likely remain dependent on one key datapoint: the rate of inflation. Following front-loaded rate hikes in 2022, we think policymakers will step down the pace of tightening this year. But with inflation still well above its target, we don’t expect central banks, including the Fed, to step back from the fight against inflation. Ultimately, a slower pace of tightening will likely be accompanied by a longer hiking cycle to a higher terminal rate.
The GSAM sub-advised portion of the Fund (“GSAM portfolio”) underperformed the benchmark index. The main detractors from performance were our cross-sector positioning and the securitized selection strategy, meanwhile, our government/swaps selection strategy positively impacted returns. The GSAM portfolio’s duration strategy contributed to performance over the period due to our systematic auction strategy and discretionary interest rate trades.
Cross-sector positioning detracted from returns. Our overweight to investment grade corporates and securitized credit (commercial mortgage-backed securities and collateralized loan obligations) drove the underperformance. The GSAM portfolio’s credit hedge, which pairs the overweight to corporate credit with an overweight to U.S. interest rates, also detracted from returns. However, the GSAM portfolio’s tactical underweight position to mortgage-backed securities (“MBS”) in the first half of the year and an overweight position in the back half of the year added to returns.
Overall, the GSAM portfolio’s security selection strategies negatively impacted performance. Our securitized strategy detracted the most from returns due to our selection of MBS passthrough securities.

The corporate selection strategy also detracted, mainly due to our selection of financial and industrial credits. In addition, our focus on the intermediate segment of the credit curve underperformed, while our down in quality bias was beneficial. Finally, our government/swaps strategy added to returns as a result of specific security exposures.
Wellington Commentary
Fixed income markets experienced negative total returns during the trailing twelve-month period ended December 31, 2022, as the benchmark index generated a return of -13.01%. Global sovereign yields moved sharply higher as most major central banks supercharged their hiking cycles to deal with high inflation. The fourth quarter witnessed growing hopes of ‘peak inflation’, even as major central banks retained hawkish stances.
Major central banks became increasingly hawkish and shifted to tighter policies as inflation proved more persistent than transitory and broadened out across more goods and services. The trailing twelve-month period ended with below-consensus inflation prints leading to optimism that major central banks could slow the pace of their tightening. The Fed implemented several rate hikes during the period and signaled a higher-for-longer terminal rate. The European Central Bank ended its quantitative easing purchases, followed suit with outsized rate increases, and announced the start of quantitative tightening in March 2023.
Global gross domestic product growth diverged but showed some resilience over the period, though recession risks mounted. U.S. labor market strength persisted, and consumer spending remained solid, while the housing market showed some cracks following the sharp move higher in mortgage rates. Earlier in the period, euro area consumer confidence and economic activity took a hit from increasing economic uncertainty. Commodity prices surged following Russia’s invasion of Ukraine and inflation rose to multi-decade highs across many countries, driven by strong demand but also plagued by supply chain disruptions and labor shortages. Sanctions imposed on Russia by the West raised concerns about Europe’s energy security. By the end of the period eurozone consumer confidence began to recover, boosted by moderating energy prices. China’s economic activity was hurt by the government’s zero-Covid policy, ongoing property market decline, and geopolitical uncertainty.
For the portion of the Fund Wellington sub-advises (“Wellington portfolio”), duration posture and yield positioning had a negative impact on results. Exposure to securitized sectors was the primary detractor to benchmark underperformance, particularly an overweight to agency MBS pass-throughs and out-of-benchmark exposure to non-agency MBS as housing data softened. An allocation to commercial MBS and collateralized loan obligations also had a negative impact on results. Positioning within investment grade credit detracted from relative performance as credit spreads widened over the period; underperformance was led by an overweight to financials. Inflation positioning via an allocation to Treasury inflation-protected securities had a positive impact. The Wellington portfolio used credit default swaps to tactically manage credit exposure. These positions modestly benefitted performance. The Wellington portfolio also used treasury bond futures, primarily to manage overall duration and yield curve positions. These positions detracted from relative returns.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

13,000
12,000
11,000
10,000
9,000
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
Fund (Investor Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2013	9,779.44	9,797.63
2014	10,288.27	10,382.13
2015	10,167.87	10,439.22
2016	10,644.74	10,715.60
2017	11,059.89	11,095.13
2018	10,926.06	11,096.39
2019	11,930.17	12,063.63
2020	12,885.77	12,969.20
2021	12,686.04	12,769.21
2022	10,821.15	11,107.92

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-14.37%	-0.08%	0.86%
Investor Class	-14.70%	-0.43%	0.79%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	63.41%
Aa1	0.09
Aa2	0.52
Aa3	0.59
A1	3.01
A2	2.27
A3	3.26
Baa1	5.38
Baa2	6.33
Baa3	4.78
Ba1	0.79
Equities	0.00
Not Rated	5.58
Short Term Investments	3.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 968.31	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.79
Investor Class
Actual	$1,000.00	$ 966.45	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.82%
$ 410,856	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 368,319
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
17,171	3.46%, 10/15/2024	17,031
	Series 2020-Z2 Class A
54,367	1.90%, 01/15/2025	52,891
25,000	American Credit Acceptance Receivables Trust(a) Series 2022-3 Class B 4.55%, 10/13/2026	24,507
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	149,024
125,000	Amur Equipment Finance Receivables XI LLC(a) Series 2022-2A Class A2 5.30%, 06/21/2028	123,620
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 5.56%, 10/27/2034 3-mo. LIBOR + 1.20%	414,416
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	428,598
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 5.23%, 10/15/2036 3-mo. LIBOR + 1.15%	593,538
73,442	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	69,131
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 5.34%, 04/20/2034 3-mo. LIBOR + 1.10%	397,718
500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 5.87%, 11/20/2034 3-mo. LIBOR + 1.19%	485,869
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 5.32%, 04/20/2034 3-mo. LIBOR + 1.08%	278,430
480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	467,401
88,839	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	73,277
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
243,778	5.04%, 01/20/2028 3-mo. LIBOR + 0.80%	242,015
	Series 2020-2A Class AR
385,000	5.41%, 10/20/2034 3-mo. LIBOR + 1.17%	375,876
Principal Amount		Fair Value
Non-Agency — (continued)
$ 365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	$ 348,634
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
619,125	4.12%, 07/25/2047	567,382
	Series 2018-1A Class A2I
187,200	4.12%, 07/25/2048	177,200
	Series 2019-1A Class A2
102,113	3.67%, 10/25/2049	88,209
	Series 2021-1A Class A2I
522,050	2.66%, 04/25/2051	434,179
117,187	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	115,412
700,000	Dryden Ltd(a)(c) Series 2020-86A Class A1R 5.18%, 07/17/2034 3-mo. LIBOR + 1.10%	682,167
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
331,432	2.58%, 09/15/2025(a)	325,870
	Series 2020-1A Class D
128,943	2.73%, 12/15/2025(a)	126,416
	Series 2022-4A Class B
140,000	4.57%, 01/15/2027	137,363
	Series 2022-6A Class B
81,000	6.03%, 08/16/2027	81,096
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,185	4.15%, 05/17/2039	135,222
	Series 2022-SFR2 Class A
581,710	4.25%, 07/17/2039	549,261
240,000	Flagship Credit Auto Trust(a) Series 2022-3 Class B 4.69%, 07/17/2028	234,262
700,000	Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A 3.17%, 03/15/2025	697,114
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,068
1,690,000	Harriman Park Ltd(a)(c) Series 2020-1A Class A1R 5.36%, 04/20/2034 3-mo. LIBOR + 1.12%	1,655,504
447,251	Life Mortgage Trust(a)(c) Series 2021-BMR Class A 5.02%, 03/15/2038 1-mo. LIBOR + 0.70%	433,080
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	320,779

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,315,000	Madison Park Funding XXXVIII Ltd(a)(c) Series 2021-38A Class A 5.20%, 07/17/2034 3-mo. LIBOR + 1.12%	$ 1,281,905
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	176,500
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 5.58%, 02/19/2037 1-mo. SOFR + 1.75%	329,145
189,558	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	158,796
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 5.24%, 07/15/2034 3-mo. LIBOR + 1.16%	662,291
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,392,870
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 5.96%, 06/20/2034 3-mo. LIBOR + 1.21%	245,909
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 5.10%, 04/15/2031 3-mo. LIBOR + 1.02%	1,007,266
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	200,193
211,719	Pretium Mortgage Credit Partners LLC(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	191,137
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
399,047	1.51%, 10/17/2038	339,970
	Series 2022-SFR3 Class A
140,000	3.20%, 04/17/2039	126,902
	Series 2022-SFR4 Class A
379,714	4.44%, 05/17/2041	352,360
	Series 2022-SFR5 Class A
106,717	4.45%, 06/17/2039	100,087
	Series 2022-SFR7 Class A
170,000	4.75%, 10/27/2039	163,497
1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 5.40%, 04/20/2034 3-mo. LIBOR + 1.16%	1,146,893
1,345,000	RR LLC(a)(c) Series 2017-1A Class A1AB 5.23%, 07/15/2035 3-mo. LIBOR + 1.15%	1,315,044
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,150,000	RR Ltd(a)(c) Series 2021-16A Class A1 5.19%, 07/15/2036 3-mo. LIBOR + 1.11%	$ 1,124,077
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
102,680	2.68%, 10/15/2025	102,204
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	66,792
	Series 2022-4 Class B
350,000	4.42%, 11/15/2027	338,630
	Series 2022-5 Class B
115,000	4.43%, 03/15/2027	111,822
	Series 2022-6 Class B
80,000	4.72%, 06/15/2027	77,954
	Series 2022-7 Class B
325,000	5.95%, 01/17/2028	328,129
342,134	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 5.03%, 04/15/2029 3-mo. LIBOR + 0.95%	337,162
645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 5.43%, 04/25/2034 3-mo. LIBOR + 1.07%	621,252
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	126,945
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 5.21%, 04/19/2034 3-mo. LIBOR + 0.98%	679,148
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 5.08%, 04/15/2034 3-mo. LIBOR + 1.00%	626,051
525,000	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	510,368
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
55,059	0.83%, 07/20/2031	53,921
	Series 2021-4 Class A
156,317	0.84%, 09/20/2031	151,318
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
75,606	2.12%, 03/27/2051	68,317
	Series 2021-NPL4 Class A1
358,974	1.87%, 08/25/2051	325,025
	Series 2021-NPL5 Class A1
451,681	1.87%, 08/25/2051	397,953
	Series 2021-NPL6 Class A1
565,450	1.92%, 09/25/2051	492,262
	Venture Ltd(a)(c)
	Series 2019-37A Class A1R
870,000	5.23%, 07/15/2032 3-mo. LIBOR + 1.15%	846,829
	Series 2021-42A Class A1A
645,000	5.21%, 04/15/2034 3-mo. LIBOR + 1.13%	623,514

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-43A Class A1
$ 510,000	5.32%, 04/15/2034 3-mo. LIBOR + 1.24%	$ 494,292
781,841	Venture XVII Ltd(a)(c) Series 2014-17A Class ARR 4.96%, 04/15/2027 3-mo. LIBOR + 0.88%	772,456
488,336	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	421,351
311,028	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	278,976
348,473	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	313,491
1,040,000	Wellfleet X Ltd(a)(c) Series 2019-XA Class A1R 5.41%, 07/20/2032 3-mo. LIBOR + 1.17%	1,013,122
57,000	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	51,343
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
198,544	2.72%, 11/15/2024	197,248
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	184,782
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	267,748
99,000	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	83,663
1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 5.72%, 07/28/2032 3-mo. LIBOR + 1.35%	1,422,267
TOTAL ASSET-BACKED SECURITIES — 7.82% (Cost $35,870,660)		$ 34,416,056
CORPORATE BONDS AND NOTES
Basic Materials — 0.43%
240,000	Anglo American Capital PLC(a) 3.88%, 03/16/2029	215,469
275,000	Celanese US Holdings LLC 6.17%, 07/15/2027	271,240
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	338,558
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	396,409
260,000	Sherwin-Williams Co 2.30%, 05/15/2030	213,746
525,000	Teck Resources Ltd 3.90%, 07/15/2030	469,498
		1,904,920
Principal Amount		Fair Value
Communications — 3.52%
$ 480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	$ 441,535
395,000	Amazon.com Inc 4.10%, 04/13/2062	325,958
	AT&T Inc
1,105,000	2.30%, 06/01/2027	982,775
690,000	4.35%, 03/01/2029	656,167
775,000	4.85%, 03/01/2039	693,307
120,000	3.55%, 09/15/2055	80,069
497,000	3.80%, 12/01/2057	342,897
28,000	3.65%, 09/15/2059	18,741
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	147,015
2,200,000	3.75%, 02/15/2028	1,983,756
105,000	4.40%, 04/01/2033	89,844
35,000	3.50%, 03/01/2042	22,427
45,000	5.13%, 07/01/2049	34,027
140,000	4.80%, 03/01/2050	101,633
335,000	3.90%, 06/01/2052	210,322
415,000	3.85%, 04/01/2061	240,020
85,000	4.40%, 12/01/2061	54,372
	Comcast Corp
1,475,000	3.30%, 02/01/2027	1,389,971
180,000	5.35%, 11/15/2027	183,830
55,000	3.40%, 07/15/2046	40,281
105,000	2.80%, 01/15/2051	66,266
221,000	2.94%, 11/01/2056	136,672
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,285
185,000	2.60%, 06/15/2031	147,326
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	19,064
127,000	5.20%, 09/20/2047	94,338
131,000	5.30%, 05/15/2049	99,048
245,000	4.65%, 05/15/2050	168,491
575,000	Meta Platforms Inc 3.50%, 08/15/2027	535,900
495,000	Netflix Inc(a)(d) 4.88%, 06/15/2030	461,637
	Paramount Global
55,000	4.20%, 06/01/2029	48,969
360,000	4.20%, 05/19/2032	294,649
170,000	4.38%, 03/15/2043	117,063
26,000	5.85%, 09/01/2043	21,590
200,000	Prosus NV(a) 3.26%, 01/19/2027	178,791
130,000	Rogers Communications Inc(a) 4.55%, 03/15/2052	100,787
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	104,727
65,000	4.50%, 09/15/2042	47,587
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	85,883
160,000	2.40%, 03/15/2029	135,028
1,020,000	3.88%, 04/15/2030	923,931

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Communications — (continued)
$ 300,000	2.88%, 02/15/2031	$ 247,898
300,000	3.50%, 04/15/2031	259,140
660,000	5.20%, 01/15/2033	654,049
55,000	3.00%, 02/15/2041	38,809
	Verizon Communications Inc
1,925,000	4.33%, 09/21/2028	1,850,856
475,000	2.36%, 03/15/2032	376,534
200,000	2.65%, 11/20/2040	134,997
125,000	2.85%, 09/03/2041	86,025
		15,493,287
Consumer, Cyclical — 1.47%
	AutoNation Inc
193,000	4.50%, 10/01/2025	187,699
75,000	1.95%, 08/01/2028	59,809
500,000	4.75%, 06/01/2030	446,097
	General Motors Co
300,000	4.00%, 04/01/2025	292,590
200,000	5.20%, 04/01/2045	162,554
75,000	6.75%, 04/01/2046	71,903
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	242,117
125,000	2.70%, 08/20/2027	109,269
250,000	Home Depot Inc(d) 4.50%, 09/15/2032	244,100
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	234,253
170,000	Lennar Corp 4.75%, 11/29/2027	163,882
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	69,825
250,000	1.70%, 09/15/2028	209,977
160,000	3.75%, 04/01/2032	142,326
250,000	5.00%, 04/15/2033(d)	244,053
400,000	4.25%, 04/01/2052	317,121
105,000	5.63%, 04/15/2053	100,516
	Marriott International Inc
275,000	5.00%, 10/15/2027	271,351
350,000	2.85%, 04/15/2031	283,424
	McDonald's Corp
188,000	4.60%, 09/09/2032	183,828
115,000	4.45%, 03/01/2047	99,688
120,000	3.63%, 09/01/2049	90,269
260,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	251,308
	Starbucks Corp
225,000	4.00%, 11/15/2028	214,187
300,000	3.00%, 02/14/2032(d)	255,784
	Warnermedia Holdings Inc(a)
350,000	4.05%, 03/15/2029	302,793
340,000	4.28%, 03/15/2032	280,080
626,000	5.05%, 03/15/2042	478,941
630,000	5.14%, 03/15/2052	457,989
		6,467,733
Principal Amount		Fair Value
Consumer, Non-Cyclical — 4.11%
	AbbVie Inc
$ 750,000	4.55%, 03/15/2035	$ 701,309
250,000	4.88%, 11/14/2048	227,715
545,000	4.25%, 11/21/2049	452,287
200,000	Alcon Finance Corp(a) 2.75%, 09/23/2026	183,011
	Altria Group Inc
90,000	3.40%, 02/04/2041	59,692
110,000	3.70%, 02/04/2051	68,895
175,000	AmerisourceBergen Corp 3.45%, 12/15/2027	163,504
225,000	Amgen Inc 4.20%, 03/01/2033	208,154
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
725,000	4.70%, 02/01/2036	684,721
325,000	4.90%, 02/01/2046	295,449
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	77,271
	Anheuser-Busch InBev Worldwide Inc
250,000	3.50%, 06/01/2030	227,582
500,000	4.95%, 01/15/2042	468,870
260,000	4.44%, 10/06/2048	222,047
50,000	5.55%, 01/23/2049	49,430
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	170,678
	BAT Capital Corp
115,000	3.56%, 08/15/2027	105,060
120,000	2.26%, 03/25/2028	99,591
160,000	3.46%, 09/06/2029	137,500
180,000	4.74%, 03/16/2032	159,718
60,000	7.75%, 10/19/2032	64,535
20,000	4.54%, 08/15/2047	14,131
250,000	BAT International Finance PLC 4.45%, 03/16/2028	231,540
300,000	Baxter International Inc 2.27%, 12/01/2028	255,836
450,000	Becton Dickinson and Co 4.67%, 06/06/2047	395,982
150,000	Bristol Myers Squibb Co 2.95%, 03/15/2032	130,496
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	157,886
160,000	4.00%, 06/22/2032	147,371
200,000	Chapman University 2.07%, 04/01/2031	156,931
	Cigna Corp
360,000	1.25%, 03/15/2026	320,738
425,000	3.40%, 03/15/2050	301,211
275,000	Colgate-Palmolive Co 3.25%, 08/15/2032	248,171
	CommonSpirit Health
115,000	2.76%, 10/01/2024	110,261
440,000	6.46%, 11/01/2052	469,566
304,000	Conagra Brands Inc 4.85%, 11/01/2028	296,440

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Constellation Brands Inc
$ 140,000	3.60%, 02/15/2028	$ 129,740
250,000	2.25%, 08/01/2031	198,599
231,000	4.75%, 05/09/2032(d)	222,272
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	47,831
215,000	4.05%, 04/27/2029	202,645
490,000	4.25%, 04/27/2032	461,394
	CVS Health Corp
85,000	4.30%, 03/25/2028	82,216
125,000	1.88%, 02/28/2031(d)	98,050
275,000	2.13%, 09/15/2031(d)	218,040
235,000	4.78%, 03/25/2038	214,070
285,000	4.13%, 04/01/2040	237,132
200,000	Diageo Capital PLC 2.00%, 04/29/2030	164,277
	Elevance Health Inc
5,000	5.35%, 10/15/2025	5,055
55,000	2.88%, 09/15/2029	48,322
115,000	4.63%, 05/15/2042	104,570
	GE HealthCare Technologies Inc(a)
180,000	5.65%, 11/15/2027	182,106
180,000	5.86%, 03/15/2030	184,205
120,000	5.91%, 11/22/2032(d)	124,344
170,000	6.38%, 11/22/2052	180,559
175,000	General Mills Inc 4.20%, 04/17/2028	169,108
185,000	Gilead Sciences Inc 1.65%, 10/01/2030	146,700
	GSK Consumer Healthcare Capital US LLC
525,000	3.38%, 03/24/2027	488,752
345,000	3.38%, 03/24/2029	310,236
220,000	HCA Inc 3.50%, 09/01/2030	189,745
	Howard University
100,000	2.80%, 10/01/2030	83,397
160,000	3.48%, 10/01/2041	116,004
40,000	Humana Inc 5.88%, 03/01/2033	41,292
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	189,914
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	144,913
260,000	3.00%, 06/01/2051	177,072
200,000	Keurig Dr Pepper Inc 4.50%, 04/15/2052	166,646
280,000	Kraft Heinz Foods Co(d) 3.75%, 04/01/2030	254,982
	Mondelez International Inc
30,000	2.63%, 03/17/2027	27,197
10,000	2.75%, 04/13/2030	8,620
20,000	3.00%, 03/17/2032(d)	17,108
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	238,162
	Philip Morris International Inc
230,000	5.13%, 11/17/2027	231,680
105,000	5.63%, 11/17/2029	106,520
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 145,000	Quest Diagnostics Inc 2.80%, 06/30/2031	$ 121,406
100,000	Reynolds American Inc 5.70%, 08/15/2035	90,266
	Royalty Pharma PLC
380,000	1.75%, 09/02/2027	321,629
220,000	2.20%, 09/02/2030	171,944
265,000	2.15%, 09/02/2031(d)	200,403
35,000	3.35%, 09/02/2051	21,576
115,000	Sutter Health 3.36%, 08/15/2050	77,943
	Sysco Corp
50,000	4.45%, 03/15/2048	40,993
225,000	6.60%, 04/01/2050	245,228
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	42,345
125,000	Unilever Capital Corp 2.63%, 08/12/2051	80,585
	UnitedHealth Group Inc
255,000	4.00%, 05/15/2029	243,525
825,000	5.30%, 02/15/2030	850,114
125,000	4.20%, 05/15/2032	118,658
700,000	5.35%, 02/15/2033	722,181
65,000	3.75%, 10/15/2047	51,685
295,000	5.88%, 02/15/2053	318,531
40,000	4.95%, 05/15/2062	37,435
30,000	6.05%, 02/15/2063	32,554
		18,066,055
Energy — 1.54%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	91,678
100,000	2.72%, 01/12/2032	83,346
40,000	2.94%, 06/04/2051	26,336
235,000	3.38%, 02/08/2061	159,716
115,000	ConocoPhillips Co 3.80%, 03/15/2052	90,406
85,000	Diamondback Energy Inc 6.25%, 03/15/2033	86,272
25,000	Eastern Gas Transmission & Storage Inc 3.00%, 11/15/2029	21,582
	Energy Transfer LP
70,000	3.90%, 07/15/2026	66,137
140,000	5.55%, 02/15/2028	138,870
30,000	5.25%, 04/15/2029	29,009
145,000	5.75%, 02/15/2033	141,862
60,000	5.35%, 05/15/2045	50,882
140,000	6.13%, 12/15/2045	129,534
485,000	5.00%, 05/15/2050	387,481
	Enterprise Products Operating LLC
285,000	2.80%, 01/31/2030	242,114
120,000	4.80%, 02/01/2049	102,254
	Equinor ASA
205,000	3.63%, 04/06/2040	168,488
20,000	3.70%, 04/06/2050	15,772

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Energy — (continued)
	Exxon Mobil Corp
$ 35,000	3.48%, 03/19/2030	$ 32,641
175,000	4.23%, 03/19/2040	157,462
376,947	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	302,650
90,000	Halliburton Co 4.85%, 11/15/2035	83,260
170,000	Hess Corp 7.30%, 08/15/2031	184,569
	MPLX LP
300,000	4.00%, 02/15/2025	290,744
70,000	1.75%, 03/01/2026	62,396
35,000	4.13%, 03/01/2027	33,058
75,000	4.25%, 12/01/2027	70,869
125,000	4.95%, 09/01/2032	117,211
475,000	4.50%, 04/15/2038	400,125
25,000	4.95%, 03/14/2052	20,421
140,000	4.90%, 04/15/2058	109,651
	ONEOK Inc
65,000	4.55%, 07/15/2028	61,348
30,000	3.40%, 09/01/2029	25,928
165,000	3.10%, 03/15/2030	138,272
40,000	6.35%, 01/15/2031	40,638
45,000	6.10%, 11/15/2032	44,998
55,000	Ovintiv Inc 7.38%, 11/01/2031	58,541
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	47,689
645,000	3.80%, 09/15/2030	560,557
300,000	Qatar Energy(a) 3.30%, 07/12/2051	221,250
	Sabine Pass Liquefaction LLC
57,000	5.63%, 03/01/2025	57,081
45,000	5.00%, 03/15/2027	44,124
60,000	4.20%, 03/15/2028	56,398
155,000	4.50%, 05/15/2030	143,672
64,000	Schlumberger Holdings Corp(a) 4.30%, 05/01/2029	60,096
	Shell International Finance BV
155,000	3.25%, 04/06/2050	111,179
145,000	3.00%, 11/26/2051	98,182
	Targa Resources Corp
140,000	5.20%, 07/01/2027	137,218
160,000	4.20%, 02/01/2033	137,658
310,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	260,831
	TransCanada PipeLines Ltd
130,000	4.10%, 04/15/2030	119,089
115,000	2.50%, 10/12/2031	91,313
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	78,101
	Williams Cos Inc
110,000	2.60%, 03/15/2031	89,018
Principal Amount		Fair Value
Energy — (continued)
$ 180,000	4.65%, 08/15/2032	$ 167,563
		6,747,540
Financial — 11.84%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,350,000	6.50%, 07/15/2025	1,367,925
725,000	2.45%, 10/29/2026	633,970
150,000	3.30%, 01/30/2032	117,264
370,000	Agree LP REIT 4.80%, 10/01/2032	342,298
1,600,000	Air Lease Corp 2.88%, 01/15/2026	1,480,409
750,000	American International Group Inc 3.40%, 06/30/2030	661,318
40,000	American Tower Corp REIT 3.65%, 03/15/2027	37,359
70,000	Aon Corp / Aon Global Holdings PLC 3.90%, 02/28/2052	54,020
305,000	Athene Global Funding(a) 2.65%, 10/04/2031	233,006
1,675,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,547,307
1,000,000	Banco Santander SA 4.25%, 04/11/2027	949,346
	Bank of America Corp
35,000	3.86%, 07/23/2024	34,683
715,000	3.88%, 08/01/2025	695,975
1,625,000	4.18%, 11/25/2027	1,541,314
295,000	3.82%, 01/20/2028	275,269
340,000	3.59%, 07/21/2028	313,000
280,000	4.95%, 07/22/2028	273,465
315,000	2.88%, 10/22/2030	263,521
200,000	2.59%, 04/29/2031	162,887
745,000	1.92%, 10/24/2031	569,096
920,000	2.69%, 04/22/2032	736,353
370,000	2.30%, 07/21/2032	284,940
85,000	2.57%, 10/20/2032	66,572
585,000	4.57%, 04/27/2033	535,101
515,000	5.02%, 07/22/2033	488,937
435,000	6.11%, 01/29/2037	439,942
375,000	3.31%, 04/22/2042	274,926
40,000	Bank of New York Mellon Corp 4.60%, 07/26/2030	38,612
	Barclays PLC
1,725,000	2.85%, 05/07/2026	1,602,913
230,000	7.39%, 11/02/2028	239,735
85,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	74,785
	BNP Paribas SA(a)
1,600,000	2.22%, 06/09/2026	1,469,021
200,000	2.16%, 09/15/2029	163,044
	BPCE SA(a)
1,675,000	1.65%, 10/06/2026	1,488,548
260,000	2.05%, 10/19/2027	224,105

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Financial — (continued)
$ 425,000	3.12%, 10/19/2032	$ 310,108
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	248,644
495,000	Capital One Financial Corp 5.25%, 07/26/2030	471,412
	Citigroup Inc
550,000	3.35%, 04/24/2025	533,323
430,000	3.70%, 01/12/2026	413,626
1,025,000	4.45%, 09/29/2027	977,244
700,000	3.89%, 01/10/2028	654,128
330,000	2.57%, 06/03/2031	266,901
525,000	3.06%, 01/25/2033	423,683
360,000	4.91%, 05/24/2033	337,116
	Corebridge Financial Inc(a)
185,000	3.85%, 04/05/2029	168,499
50,000	3.90%, 04/05/2032	43,668
	Credit Suisse Group AG(a)
1,225,000	4.28%, 01/09/2028	1,015,343
250,000	6.44%, 08/11/2028	227,674
545,000	6.54%, 08/12/2033	478,179
250,000	9.02%, 11/15/2033	255,967
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	198,343
405,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	336,885
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	507,402
	Fifth Third Bancorp
120,000	2.38%, 01/28/2025	113,782
250,000	5.85%, 10/27/2025	252,525
100,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	94,634
	Goldman Sachs Group Inc
50,000	0.93%, 10/21/2024	47,900
50,000	4.48%, 08/23/2028	47,921
940,000	2.62%, 04/22/2032	749,641
345,000	2.38%, 07/21/2032	267,689
60,000	2.65%, 10/21/2032	47,374
95,000	3.10%, 02/24/2033	77,138
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	383,775
225,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	172,117
	HSBC Holdings PLC
655,000	1.59%, 05/24/2027	564,749
200,000	5.21%, 08/11/2028	192,951
400,000	2.21%, 08/17/2029	322,872
200,000	2.80%, 05/24/2032	154,736
200,000	4.76%, 03/29/2033	173,332
575,000	5.40%, 08/11/2033	532,463
	Intercontinental Exchange Inc
70,000	4.35%, 06/15/2029	67,858
35,000	4.60%, 03/15/2033	33,476
25,000	4.95%, 06/15/2052	23,308
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	$ 144,706
	JPMorgan Chase & Co
265,000	4.02%, 12/05/2024	261,047
15,000	3.22%, 03/01/2025	14,579
170,000	2.95%, 10/01/2026	158,546
215,000	3.96%, 01/29/2027	204,948
230,000	4.32%, 04/26/2028	219,647
365,000	4.85%, 07/25/2028	355,796
560,000	3.51%, 01/23/2029	508,217
175,000	3.70%, 05/06/2030	156,954
185,000	2.74%, 10/15/2030	155,144
200,000	2.52%, 04/22/2031	163,657
460,000	1.76%, 11/19/2031	348,712
110,000	1.95%, 02/04/2032	84,142
270,000	2.58%, 04/22/2032	216,281
275,000	2.55%, 11/08/2032	217,369
475,000	2.96%, 01/25/2033	386,604
537,000	4.59%, 04/26/2033	497,135
360,000	4.94%, 07/25/2033	342,766
70,000	Keycorp 2.55%, 10/01/2029	58,963
1,725,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	1,503,430
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	227,529
55,000	4.75%, 03/15/2039	50,539
625,000	Mastercard Inc 3.30%, 03/26/2027	595,234
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	297,478
	Morgan Stanley
385,000	3.63%, 01/20/2027	363,061
754,000	3.95%, 04/23/2027	712,072
690,000	1.59%, 05/04/2027	605,292
235,000	4.21%, 04/20/2028	223,507
600,000	3.77%, 01/24/2029	549,453
100,000	4.43%, 01/23/2030	93,070
445,000	2.70%, 01/22/2031	367,724
625,000	1.79%, 02/13/2032	469,725
500,000	1.93%, 04/28/2032	377,263
70,000	2.51%, 10/20/2032	54,779
355,000	4.89%, 07/20/2033	333,530
425,000	2.48%, 09/16/2036	308,181
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	386,702
210,000	PNC Financial Services Group Inc 5.35%, 12/02/2028	211,653
	Prologis LP REIT
625,000	1.75%, 07/01/2030	492,261
300,000	4.63%, 01/15/2033	290,420
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	146,090
575,000	Societe Generale SA(a) 6.22%, 06/15/2033	537,789
200,000	Standard Chartered PLC(a)(d) 7.77%, 11/16/2028	211,880

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Financial — (continued)
$ 100,000	State Street Corp 5.82%, 11/04/2028	$ 103,268
500,000	Truist Bank 2.25%, 03/11/2030	405,430
135,000	Truist Financial Corp 1.89%, 06/07/2029	112,999
	UBS Group AG(a)
200,000	4.75%, 05/12/2028	191,395
240,000	2.75%, 02/11/2033	185,484
	VICI Properties LP REIT
160,000	4.95%, 02/15/2030	152,307
220,000	5.13%, 05/15/2032	203,709
	Wells Fargo & Co
415,000	2.41%, 10/30/2025	392,456
190,000	3.91%, 04/25/2026	184,662
250,000	2.19%, 04/30/2026	232,664
750,000	4.30%, 07/22/2027	721,745
360,000	2.39%, 06/02/2028	317,732
250,000	4.81%, 07/25/2028	244,174
250,000	2.88%, 10/30/2030	212,351
280,000	3.35%, 03/02/2033	235,871
1,455,000	4.90%, 07/25/2033	1,381,571
475,000	Westpac Banking Corp 4.11%, 07/24/2034	407,250
765,000	Willis North America Inc 2.95%, 09/15/2029	643,063
		52,101,358
Industrial — 1.71%
	Boeing Co
30,000	2.70%, 02/01/2027	27,080
330,000	5.04%, 05/01/2027(d)	326,363
1,575,000	3.45%, 11/01/2028	1,408,956
200,000	5.81%, 05/01/2050	185,435
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	166,597
	Canadian Pacific Railway Co
400,000	2.05%, 03/05/2030	327,799
180,000	2.45%, 12/02/2031	149,078
	CSX Corp
400,000	3.80%, 03/01/2028	381,488
275,000	4.10%, 11/15/2032(d)	257,811
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	404,250
350,000	Eaton Corp 4.15%, 03/15/2033	325,366
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	184,286
	General Electric Co
125,000	6.75%, 03/15/2032(d)	138,439
575,000	5.88%, 01/14/2038	584,647
100,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	98,294
32,000	L3Harris Technologies Inc 4.40%, 06/15/2028	30,631
Principal Amount		Fair Value
Industrial — (continued)
	Lockheed Martin Corp
$ 140,000	4.95%, 10/15/2025	$ 141,012
325,000	5.25%, 01/15/2033	335,083
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	221,126
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	208,966
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	126,030
245,000	3.11%, 02/15/2040	178,677
195,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	185,044
325,000	Union Pacific Corp(d) 2.80%, 02/14/2032	280,569
127,000	Waste Connections Inc 4.20%, 01/15/2033	117,951
	Waste Management Inc
175,000	3.15%, 11/15/2027	163,242
600,000	1.15%, 03/15/2028	501,156
75,000	4.15%, 04/15/2032(d)	71,360
		7,526,736
Technology — 1.91%
550,000	Adobe Inc 2.15%, 02/01/2027	500,558
90,000	Apple Inc 3.85%, 08/04/2046	76,416
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,160
325,000	4.15%, 04/15/2032(a)(d)	285,304
280,000	2.60%, 02/15/2033(a)	210,167
686,000	3.42%, 04/15/2033(a)	549,971
266,000	3.47%, 04/15/2034(a)	212,197
339,000	3.14%, 11/15/2035(a)	249,255
239,000	3.19%, 11/15/2036(a)	171,671
65,000	4.93%, 05/15/2037(a)	56,704
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	79,904
80,000	3.28%, 12/01/2028	68,493
60,000	3.57%, 12/01/2031	49,442
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	287,999
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	49,869
	Intel Corp
230,000	4.00%, 08/05/2029	218,779
165,000	4.15%, 08/05/2032(d)	154,268
105,000	2.80%, 08/12/2041	73,315
135,000	3.25%, 11/15/2049	91,876
290,000	3.05%, 08/12/2051	187,774
190,000	5.05%, 08/05/2062	166,681
115,000	International Business Machines Corp 2.72%, 02/09/2032	96,486
500,000	Intuit Inc 1.35%, 07/15/2027	432,439

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Technology — (continued)
$ 425,000	Lam Research Corp 1.90%, 06/15/2030	$ 346,291
150,000	Marvell Technology Inc 2.95%, 04/15/2031	120,651
245,000	Microchip Technology Inc 2.67%, 09/01/2023	240,432
60,000	NVIDIA Corp 3.50%, 04/01/2040	48,588
	NXP BV / NXP Funding LLC
135,000	4.88%, 03/01/2024	133,967
71,000	5.35%, 03/01/2026	70,591
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	82,975
325,000	2.65%, 02/15/2032	254,359
	Oracle Corp
165,000	2.30%, 03/25/2028	142,918
200,000	6.15%, 11/09/2029	207,593
325,000	2.88%, 03/25/2031	269,466
350,000	3.60%, 04/01/2040	256,764
921,000	3.60%, 04/01/2050	620,079
525,000	6.90%, 11/09/2052	561,658
35,000	4.10%, 03/25/2061	24,296
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	211,730
	VMware Inc
100,000	1.80%, 08/15/2028	81,658
300,000	2.20%, 08/15/2031	227,659
	Workday Inc
125,000	3.50%, 04/01/2027	116,821
100,000	3.80%, 04/01/2032(d)	88,274
		8,387,498
Utilities — 2.99%
335,000	Alabama Power Co 3.45%, 10/01/2049	241,324
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	392,949
125,000	American Water Capital Corp 3.75%, 09/01/2028	118,209
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	318,877
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	56,587
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	266,279
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	4,215
160,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	110,685
195,000	Dominion Energy Inc(b) 3.07%, 08/15/2024	187,898
	Duke Energy Carolinas LLC
333,000	5.30%, 02/15/2040	329,537
145,000	3.45%, 04/15/2051(d)	105,837
	Duke Energy Corp
475,000	3.15%, 08/15/2027	438,288
Principal Amount		Fair Value
Utilities — (continued)
$ 507,000	2.55%, 06/15/2031	$ 413,109
255,000	4.50%, 08/15/2032	238,859
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	134,265
200,000	Enel Finance International NV(a) 5.00%, 06/15/2032	180,125
975,000	Entergy Corp 2.95%, 09/01/2026	905,196
125,000	Evergy Metro Inc 4.20%, 03/15/2048	101,334
450,000	Exelon Corp 4.05%, 04/15/2030	417,779
	Georgia Power Co
225,000	2.10%, 07/30/2023	221,087
170,000	4.70%, 05/15/2032	163,890
30,000	4.75%, 09/01/2040	27,076
515,000	Gulf Power Co 4.55%, 10/01/2044	451,378
320,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	307,696
	National Rural Utilities Cooperative Finance Corp
210,000	4.80%, 03/15/2028	208,202
215,000	4.15%, 12/15/2032	198,534
	NextEra Energy Capital Holdings Inc
435,000	4.63%, 07/15/2027	427,716
410,000	2.25%, 06/01/2030	337,163
	NiSource Inc
150,000	3.49%, 05/15/2027	141,285
130,000	3.60%, 05/01/2030	115,755
55,000	1.70%, 02/15/2031	41,928
85,000	4.38%, 05/15/2047	71,071
195,000	Oglethorpe Power Corp 5.05%, 10/01/2048	166,726
170,000	Oncor Electric Delivery Co LLC 2.75%, 05/15/2030	148,048
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	581,804
1,475,000	2.10%, 08/01/2027	1,259,696
155,000	4.55%, 07/01/2030	140,492
580,000	2.50%, 02/01/2031	450,014
185,000	3.25%, 06/01/2031	150,378
130,000	4.95%, 07/01/2050	100,729
135,000	PacifiCorp (d) 2.70%, 09/15/2030	116,059
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	43,230
	Puget Energy Inc
185,000	3.65%, 05/15/2025	175,958
165,000	4.10%, 06/15/2030	147,339
	Sempra Energy
210,000	3.40%, 02/01/2028	194,901
45,000	3.70%, 04/01/2029	41,017
60,000	3.80%, 02/01/2038	49,203
15,000	4.00%, 02/01/2048	11,689
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	92,868

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Utilities — (continued)
	Southern California Edison Co
$ 45,000	5.85%, 11/01/2027	$ 46,318
395,000	2.25%, 06/01/2030	325,304
310,000	2.75%, 02/01/2032	259,553
27,000	4.00%, 04/01/2047	21,100
88,000	4.13%, 03/01/2048	70,222
105,000	3.65%, 02/01/2050	76,684
210,000	Southern Co 3.70%, 04/30/2030	189,530
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	24,455
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	493,030
125,000	4.60%, 06/01/2032	119,379
		13,169,859
TOTAL CORPORATE BONDS AND NOTES — 29.52% (Cost $150,083,808)		$129,864,986
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	168,707
200,000	5.00%, 07/15/2032(a)	198,631
305,000	Chile Government International Bond(d) 3.50%, 04/15/2053	216,379
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	347,930
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	238,750
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	335,994
360,000	Israel Government International Bond 3.25%, 01/17/2028	341,100
	Mexico Government International Bond
846,000	3.50%, 02/12/2034	677,027
885,000	4.28%, 08/14/2041	682,355
800,000	4.75%, 03/08/2044	645,260
	Panama Government International Bond
200,000	3.16%, 01/23/2030	171,997
665,000	4.50%, 04/16/2050	501,300
340,000	3.87%, 07/23/2060	219,006
200,000	4.50%, 01/19/2063	140,821
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	276,275
	Romanian Government International Bond
322,000	3.00%, 02/27/2027(a)	284,883
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,072,000	3.00%, 02/14/2031	$ 842,313
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.43% (Cost $8,119,213)		$ 6,288,728
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.76%
255,855	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	236,989
	Angel Oak Mortgage Trust(a)(e)
	Series 2018-3 Class A1
1,192	3.65%, 09/25/2048	1,186
	Series 2019-4 Class A1
9,276	2.99%, 07/26/2049	9,210
	Series 2020-1 Class A1
39,019	2.47%, 12/25/2059	36,444
	Series 2020-2 Class A1A
100,336	2.53%, 01/26/2065	90,718
	Series 2020-4 Class A1
56,565	1.47%, 06/25/2065	50,488
	Series 2020-6 Class A1
47,993	1.26%, 05/25/2065	41,088
	Series 2020-R1 Class A1
130,961	0.99%, 04/25/2053	121,823
	Series 2021-1 Class A1
173,037	0.91%, 01/25/2066	141,266
	Series 2021-2 Class A1
288,285	0.99%, 04/25/2066	236,621
	Series 2021-4 Class A1
235,543	1.04%, 01/20/2065	185,230
	Series 2021-5 Class A1
379,130	0.95%, 07/25/2066	309,250
	Series 2021-8 Class A1
268,514	1.82%, 11/25/2066	221,764
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
71,730	3.35%, 04/25/2049	66,350
	Series 2019-3 Class A1
66,329	2.96%, 10/25/2048	60,588
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	322,666
	Series 2019-BN16 Class XA
2,519,044	0.94%, 02/15/2052(e)	106,812
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	581,372
	Series 2019-BN18 Class XA
983,310	0.89%, 05/15/2062(e)	42,216
	Series 2019-BN20 Class XA
1,168,635	0.81%, 09/15/2062(e)	48,503
	Series 2019-BN22 Class XA
1,787,939	0.60%, 11/15/2062(e)	57,237
	Series 2019-BN23 Class XA
2,934,277	0.69%, 12/15/2052(e)	108,499
	Series 2019-BN24 Class XA
985,922	0.64%, 11/15/2062(e)	34,531

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-BN26 Class XA
$ 1,062,554	1.23%, 03/15/2063(e)	$ 65,418
	Series 2020-BN28 Class XA
2,357,520	1.78%, 03/15/2063(e)	233,245
	Series 2020-BN29 Class XA
2,852,631	1.34%, 11/15/2053(e)	211,445
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	218,977
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,251,387
	Barclays Commercial Mortgage Securities Trust
	Series 2017-DELC Class A
228,000	5.29%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.98%	223,975
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,276,508
	Series 2022-C16 Class A5
120,000	4.60%, 06/15/2055(e)	115,447
	Series 2022-C18 Class A4
160,000	5.44%, 12/15/2055(e)	164,144
	Series 2022-C18 Class A5
50,000	5.71%, 12/15/2055(e)	52,315
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	374,028
	Series 2019-B10 Class XA
2,335,074	1.22%, 03/15/2062(e)	120,862
	Series 2019-B11 Class A2
234,206	3.41%, 05/15/2052	226,315
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	416,853
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,332,208
	Series 2019-B12 Class XA
965,853	1.03%, 08/15/2052(e)	40,106
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,318,654
	Series 2020-B18 Class XA
632,375	1.79%, 07/15/2053(e)	49,614
	Series 2020-B22 Class XA
1,107,402	1.52%, 01/15/2054(e)	95,855
185,315	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	162,433
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
449,385	1.62%, 03/01/2061(b)	403,892
	Series 2021-NQM2 Class A1
104,182	0.97%, 03/25/2060(e)	97,557
102,794	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	97,917
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 5.77%, 12/15/2037 1-mo. LIBOR + 1.45%	97,135
Principal Amount		Fair Value
Non-Agency — (continued)
$ 104,773	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	$ 89,014
241,827	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	230,926
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	236,000
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	383,523
	Citigroup Mortgage Loan Trust Inc(a)
	Series 2018-RP1 Class A1
30,207	3.00%, 09/25/2064(e)	28,808
	Series 2018-RP2 Class A1
101,830	2.66%, 02/25/2058	97,595
	Series 2018-RP3 Class A1
115,973	3.25%, 03/25/2061(e)	109,683
	Series 2019-E Class A1
137,615	6.23%, 11/25/2070(b)	135,429
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
106,436	1.33%, 10/26/2065	95,093
	Series 2021-2 Class A1
233,955	0.92%, 08/25/2066	184,575
	Series 2021-3 Class A1
436,180	0.96%, 09/27/2066	337,191
	Series 2021-HX1 Class A1
546,547	1.11%, 10/25/2066	436,045
	Series 2022-4 Class A1
93,616	4.30%, 03/25/2067	89,440
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	116,339
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	85,786
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	100,085
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
34,862	3.25%, 04/25/2047(e)	30,954
	Series 2018-RPL9 Class A
135,058	3.85%, 09/25/2057(e)	126,172
	Series 2020-NET Class A
97,732	2.26%, 08/15/2037	87,297
	Series 2020-NQM1 Class A1
171,245	1.21%, 05/25/2065(b)	155,248
	Series 2020-RPL4 Class A1
326,316	2.00%, 01/25/2060(e)	289,334
	Series 2021-NQM2 Class A1
295,624	1.18%, 02/25/2066(e)	244,805
	Series 2021-NQM5 Class A1
226,460	0.94%, 05/25/2066(e)	174,678

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM6 Class A1
$ 546,952	1.17%, 07/25/2066(e)	$ 425,014
	Series 2021-NQM8 Class A1
279,111	1.84%, 10/25/2066(e)	236,771
	Series 2021-RPL4 Class A1
300,245	1.80%, 12/27/2060(e)	274,310
	Series 2022-NQM1 Class A1
635,681	2.27%, 11/25/2066(e)	545,381
213,048	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	204,590
12,007,324	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.19%, 10/15/2051	99,447
486,903	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.71%, 09/15/2053	33,788
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
53,958	1.18%, 10/25/2065	48,239
	Series 2021-1 Class A1
39,837	0.80%, 02/25/2066	32,488
	Series 2021-2 Class A1
195,763	0.93%, 06/25/2066	150,571
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
33,790	1.56%, 04/25/2065(b)	30,034
	Series 2021-NQM1 Class A1
192,336	0.87%, 01/25/2066(e)	161,456
	Series 2021-NQM4 Class A1
381,316	1.09%, 08/25/2066(e)	292,493
	Series 2021-NQM7 Class A1
212,520	1.92%, 08/25/2066(e)	186,075
45,000	GS Mortgage Securities Corp Trust(a)(c) Series 2022-SHIP Class A 5.07%, 08/15/2036 1-mo. SOFR + 0.73%	44,370
	GS Mortgage Securities Trust(e)
	Series 2013-GC13 Class A5
380,000	4.04%, 07/10/2046	376,983
	Series 2020-GC45 Class XA
2,029,327	0.67%, 02/13/2053	66,024
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
214,878	1.07%, 09/25/2056(e)	171,291
	Series 2022-NQM2 Class A1
604,046	3.64%, 03/25/2067(b)	548,408
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	245,404
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	504,492
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-C4 Class ASB
$ 245,534	2.99%, 12/15/2049	$ 233,660
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	108,380
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
297,314	1.75%, 04/25/2061	268,739
	Series 2021-GS4 Class A1
104,959	1.65%, 11/25/2060	93,822
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
27,330	3.00%, 04/25/2055	25,514
	Series 2018-1A Class A
60,860	3.75%, 03/25/2057	57,146
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
27,107	1.01%, 01/26/2065	24,724
	Series 2021-NQM1 Class A1
255,953	1.15%, 04/25/2065	220,831
	Series 2021-NQM2 Class A1
161,900	1.03%, 11/25/2064	131,425
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
54,804	2.75%, 01/25/2061	52,978
	Series 2018-1 Class A1
86,149	3.25%, 05/25/2062	83,042
	Series 2018-2 Class A1
48,122	3.50%, 05/25/2058	47,160
	Series 2018-3 Class A1
65,533	3.50%, 08/25/2058	62,566
	Series 2019-1 Class A1
125,547	3.25%, 10/25/2069	118,060
	Series 2019-GS1 Class A1
267,625	2.75%, 07/25/2059	248,668
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
24,012	3.75%, 05/28/2052(e)	22,177
	Series 2017-2A Class A3
69,854	4.00%, 03/25/2057(e)	65,447
	Series 2017-3A Class A1
112,373	4.00%, 04/25/2057(e)	106,048
	Series 2017-4A Class A1
39,985	4.00%, 05/25/2057(e)	37,159
	Series 2017-5A Class A1
37,896	5.89%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	37,056
	Series 2017-6A Class A1
70,986	4.00%, 08/27/2057(e)	66,325
	Series 2018-1A Class A1A
359,047	4.00%, 12/25/2057(e)	336,714
	Series 2018-2A Class A1
72,279	4.50%, 02/25/2058(e)	69,400
	Series 2018-4A Class A1S
80,109	5.14%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	76,803

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-3A Class A1A
$ 131,608	3.75%, 11/25/2058(e)	$ 121,701
	Series 2019-5A Class A1B
130,943	3.50%, 08/25/2059(e)	121,041
	Series 2019-NQM4 Class A1
25,913	2.49%, 09/25/2059(e)	23,345
	Series 2020-1A Class A1B
81,978	3.50%, 10/25/2059(e)	75,508
	Series 2021-NQ1R Class A1
141,232	0.94%, 07/25/2055(e)	115,794
	Series 2021-NQ2R Class A1
209,719	0.94%, 10/25/2058(e)	181,294
871,791	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	695,194
	Onslow Bay Mortgage Loan Trust(a)
	Series 2021-NQM1 Class A1
276,944	1.07%, 02/25/2066(e)	215,439
	Series 2021-NQM3 Class A1
269,113	1.05%, 07/25/2061(e)	202,272
	Series 2022-NQM1 Class A1
523,007	2.31%, 11/25/2061(e)	448,194
	Series 2022-NQM7 Class A1
96,030	5.11%, 08/25/2062(b)	94,205
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
68,072	2.36%, 11/25/2025	62,813
	Series 2021-3 Class A1
404,640	1.87%, 04/25/2026	360,741
	Series 2021-4 Class A1
545,473	1.87%, 04/25/2026	488,435
	Series 2021-6 Class A1
265,045	1.79%, 07/25/2026	239,294
	Series 2021-7 Class A1
410,751	1.87%, 08/25/2026	372,373
	Series 2021-9 Class A1
530,661	2.36%, 10/25/2026	477,707
	Series 2021-RPL1 Class A1
104,590	1.32%, 07/25/2051	93,047
26,853	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 5.34%, 01/25/2030 1-mo. LIBOR + 0.95%	26,815
105,338	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	96,424
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	451,042
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
31,230	1.49%, 04/25/2065	28,583
	Series 2021-1 Class A1
228,669	1.22%, 05/25/2065	206,559
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class A1
$ 163,139	0.94%, 05/25/2065	$ 150,583
	Series 2021-6 Class A1
426,966	1.92%, 11/25/2066	353,747
184,338	Toorak Mortgage Corp Ltd(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	154,433
	Towd Point Mortgage Trust(a)(e)
	Series 2017-1 Class A1
97,661	2.75%, 10/25/2056	96,019
	Series 2017-2 Class A1
12,522	2.75%, 04/25/2057	12,361
	Series 2017-4 Class A1
207,361	2.75%, 06/25/2057	196,668
	Series 2017-6 Class A1
221,129	2.75%, 10/25/2057	210,880
	Series 2018-1 Class A1
21,108	3.00%, 01/25/2058	20,352
	Series 2018-2 Class A1
94,776	3.25%, 03/25/2058	90,704
	Series 2018-3 Class A1
87,775	3.75%, 05/25/2058	82,982
	Series 2018-5 Class A1A
183,460	3.25%, 07/25/2058	176,465
	Series 2019-1 Class A1
336,433	3.72%, 03/25/2058	316,552
	Series 2021-R1 Class A1
1,220,949	2.92%, 11/30/2060	974,203
243,286	Triangle Re Ltd(a)(c) Series 2021-3 Class M1A 5.83%, 02/25/2034 1-mo. SOFR + 1.90%	242,167
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
73,413	2.69%, 11/25/2059(e)	68,914
	Series 2020-4 Class A1
62,076	1.50%, 05/25/2065(b)	55,330
	Series 2020-5 Class A1
104,172	1.22%, 05/25/2065(b)	93,180
	Series 2021-2 Class A1
244,480	1.03%, 02/25/2066(e)	204,485
	Series 2021-4 Class A1
188,930	0.94%, 07/25/2066(e)	145,358
	Series 2021-5 Class A1
477,159	1.01%, 09/25/2066(e)	380,922
	Series 2021-8 Class A1
292,036	1.82%, 11/25/2066(e)	245,951
	Series 2021-R2 Class A1
133,407	0.92%, 02/25/2064(e)	112,338
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	135,847
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	308,327

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-C60 Class A4
$ 1,550,000	2.34%, 08/15/2054	$ 1,239,322
		34,158,544
U.S. Government Agency — 39.05%
	Connecticut Avenue Securities Trust(a)(c)
	Series 2021-R01 Class 1M2
134,000	5.48%, 10/25/2041 1-mo. SOFR + 1.55%	130,591
	Series 2021-R03 Class 1M2
121,000	5.58%, 12/25/2041 1-mo. SOFR + 1.65%	114,126
	Series 2022-R08 Class 1M1
64,980	6.48%, 07/25/2042 1-mo. SOFR + 2.55%	65,184
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,863,084
760,000	2.85%, 03/28/2034	664,344
	Federal Home Loan Mortgage Corp
195,204	3.00%, 09/01/2027	188,269
3,968	6.00%, 11/01/2033	4,071
7,817	6.00%, 04/01/2035	7,937
7,853	4.50%, 05/01/2035	7,748
31,117	5.50%, 08/01/2035	31,584
33,349	4.50%, 11/01/2035	32,697
3,888	6.50%, 02/01/2036	3,990
6,693	4.50%, 03/01/2036	6,600
8,007	6.00%, 03/01/2036	8,301
13,147	5.50%, 06/01/2036	13,188
15,450	5.50%, 08/01/2036	15,968
948	6.00%, 08/01/2037	962
14,127	7.00%, 08/01/2037	14,405
40,934	5.00%, 04/01/2038	41,804
84,722	5.50%, 05/01/2038	87,856
55,353	4.50%, 03/01/2039	54,681
61,546	4.50%, 05/01/2039	61,026
65,849	4.00%, 09/01/2040	63,237
166,681	5.00%, 09/01/2040	169,813
19,039	4.00%, 09/01/2043	18,206
146,368	4.50%, 04/01/2044	143,949
369,006	4.50%, 12/01/2044	362,496
927,816	3.00%, 02/01/2049	834,184
53,110	3.50%, 07/01/2049	49,370
1,359,368	4.00%, 03/01/2050	1,296,856
2,365,891	4.50%, 03/01/2050	2,322,055
420,499	3.50%, 05/01/2050	384,615
123,786	2.50%, 11/01/2050	106,349
951,115	4.50%, 11/01/2050	917,362
2,877,394	2.50%, 05/01/2051	2,451,828
33,582	2.00%, 09/01/2051	27,385
899,303	2.50%, 09/01/2051	766,210
944,426	2.00%, 11/01/2051	769,613
3,422,912	2.00%, 01/01/2052	2,787,824
549,440	2.00%, 02/01/2052	447,739
1,512,518	2.00%, 03/01/2052	1,231,569
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,050,001	2.00%, 04/01/2052	$ 1,669,331
833,621	4.50%, 04/01/2052	803,233
999,900	2.00%, 05/01/2052	814,579
1,283,881	2.00%, 06/01/2052	1,046,709
723,416	5.00%, 06/01/2052	725,648
1,215,065	5.00%, 07/01/2052	1,218,180
3,000,000	3.00%, 08/01/2052	2,666,964
648,959	6.00%, 11/01/2052	668,000
438,655	6.00%, 12/01/2052	450,303
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	180,406
	Series K104 Class X1
989,880	1.12%, 01/25/2030(e)	59,945
	Series K111 Class X1
574,658	1.57%, 05/25/2030(e)	51,006
	Series K112 Class X1
1,126,353	1.43%, 05/25/2030(e)	91,593
	Series K114 Class X1
1,463,842	1.12%, 06/25/2030(e)	94,306
	Series K122 Class X1
448,502	0.88%, 11/25/2030(e)	23,310
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
20,615	3.00%, 05/15/2041	19,110
	Series 4097 Class KA
69,167	2.00%, 09/15/2031	65,850
	Series 4122 Class AB
78,873	1.50%, 10/15/2042	69,057
	Series 4142 Class PT
62,162	1.25%, 12/15/2027	58,008
	Series 4146 Class AB
53,336	1.13%, 12/15/2027	49,718
	Series 4216 Class KQ
51,765	1.70%, 10/15/2039	49,749
	Series 4961 Class JB
150,956	2.50%, 12/15/2042	135,369
	Series 5170 Class DP
459,979	2.00%, 07/25/2050	388,588
81,109	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2021-DNA5 Class M2 5.58%, 01/25/2034 1-mo. SOFR + 1.65%	79,995
	Federal National Mortgage Association
1,534	4.50%, 08/01/2023	1,524
166,363	4.00%, 07/01/2026	162,365
3,650,000	0.88%, 08/05/2030(d)	2,897,337
349,953	3.50%, 01/01/2031	338,907
5,855	4.50%, 08/01/2035	5,775
3,324	6.00%, 02/01/2036	3,375
20,190	5.50%, 03/01/2036	20,424

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 21,722	6.50%, 06/01/2036	$ 22,255
38,995	6.00%, 03/01/2037	40,584
240	6.50%, 04/01/2037	246
48,129	6.00%, 08/01/2037	50,152
13,554	6.50%, 08/01/2037	14,179
23,780	2.00%, 07/01/2041	20,045
149,373	4.00%, 10/01/2041	143,451
897,733	4.00%, 12/01/2044	859,913
269,547	4.00%, 01/01/2045	258,185
3,655,336	3.50%, 07/01/2045	3,381,246
170,864	3.50%, 08/01/2045	158,882
2,708,624	4.00%, 08/01/2045	2,586,360
1,362,859	4.00%, 01/01/2046	1,306,547
361,921	4.00%, 10/01/2046	346,588
379,358	3.50%, 01/01/2047	351,928
1,000,965	4.50%, 11/01/2047	980,391
27,877	4.50%, 01/01/2048	27,239
407,241	4.50%, 04/01/2048	399,178
165,429	4.00%, 02/01/2049	158,177
502,958	3.50%, 07/01/2049	467,542
520,104	4.50%, 07/01/2049	508,006
361,576	3.50%, 08/01/2049	336,115
892,795	3.00%, 12/01/2049	789,536
1,850,671	3.00%, 04/01/2050	1,638,013
541,632	3.50%, 05/01/2050	498,076
823,562	2.50%, 06/01/2050	707,599
248,623	2.50%, 07/01/2050	212,075
955,657	2.50%, 09/01/2050	824,019
52,653	2.50%, 02/01/2051	45,278
79,543	2.50%, 03/01/2051	68,106
1,335,298	3.00%, 07/01/2051	1,175,561
101,260	2.50%, 09/01/2051	86,651
1,022,868	2.00%, 10/01/2051	833,701
403,091	2.50%, 10/01/2051	345,185
416,107	2.50%, 11/01/2051	355,851
1,434,076	2.00%, 01/01/2052	1,170,518
4,111,620	2.00%, 02/01/2052	3,349,262
999,900	2.00%, 03/01/2052	814,670
5,765,336	2.00%, 04/01/2052	4,695,048
4,813,793	2.50%, 04/01/2052	4,075,657
5,094,426	2.00%, 06/01/2052	4,148,871
66,888	2.00%, 07/01/2052	54,481
2,911,345	4.50%, 08/01/2052	2,823,946
1,949,054	5.00%, 08/01/2052	1,945,408
994,237	5.50%, 09/01/2052	1,010,827
911,447	6.00%, 12/01/2052	935,821
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
2,099,831	1.20%, 06/25/2034	181,654
	Series 2020-M2 Class X
4,970,434	0.31%, 01/25/2030	74,790
59,365	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	54,457
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
$ 56,419	1.50%, 09/25/2027	$ 52,890
	Series 2012-120 Class ZB
456,522	3.50%, 11/25/2042	419,845
	Series 2012-124 Class JA
50,894	1.50%, 11/25/2042	44,836
	Series 2012-18 Class GA
33,889	2.00%, 12/25/2041	30,218
	Series 2012-21 Class PQ
19,424	2.00%, 09/25/2041	17,521
	Series 2012-52 Class PA
29,655	3.50%, 05/25/2042	27,952
	Series 2013-16 Class A
50,411	1.75%, 01/25/2040	48,234
	Series 2013-77 Class BP
50,526	1.70%, 06/25/2043	47,983
	Series 2013-9 Class PT
51,730	1.25%, 02/25/2028	48,105
	Series 2015-48 Class QB
29,988	3.00%, 02/25/2043	28,436
	Series 2015-5 Class EP
100,315	2.00%, 06/25/2043	91,580
	Series 2016-11 Class GA
47,064	2.50%, 03/25/2046	43,018
	Series 2016-38 Class NA
23,569	3.00%, 01/25/2046	21,381
	Series 2017-26 Class CG
31,261	3.50%, 07/25/2044	30,360
	Series 2017-34 Class JK
19,026	3.00%, 05/25/2047	18,010
	Series 2017-35 Class AH
38,322	3.50%, 04/25/2053	37,260
	Series 2017-49 Class JA
36,240	4.00%, 07/25/2053	35,430
	Series 2017-84 Class KA
40,161	3.50%, 04/25/2053	38,816
	Series 2018-23 Class LA
43,632	3.50%, 04/25/2048	40,022
	Series 2018-70 Class HA
48,131	3.50%, 10/25/2056	46,202
	Series 2019-12 Class HA
78,134	3.50%, 11/25/2057	73,864
	Series 2019-14 Class CA
84,140	3.50%, 04/25/2049	79,962
	Series 2019-21 Class BD
74,693	3.00%, 09/25/2057	68,162
	Series 2019-45 Class PT
73,379	3.00%, 08/25/2049	66,305
	Series 2019-7 Class JA
65,511	3.50%, 03/25/2049	61,696
	Series 2020-1 Class AC
287,396	3.50%, 08/25/2058	269,386
560,000	FREMF Mortgage Trust(a)(e) Series 2015-K45 Class B 3.61%, 04/25/2048	534,460

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association
$ 1,800,000	2.00%, TBA	$ 1,508,103
8,400,000	2.50%, TBA	7,277,408
7,500,000	3.00%, TBA	6,676,363
4,250,000	3.50%, TBA	3,904,115
2,800,000	4.00%, TBA	2,649,073
7,400,000	4.50%, TBA	7,177,353
7,000,000	5.50%, TBA	7,039,141
3,000,000	6.00%, TBA	3,047,667
169,224	4.00%, 02/20/2045	162,783
36,879	3.00%, 12/20/2045	33,423
88,351	4.50%, 01/20/2046	88,558
1,879,657	3.00%, 11/20/2046	1,699,272
151,688	4.50%, 06/20/2048	149,158
154,384	4.50%, 07/20/2048	151,329
162,042	4.50%, 09/20/2048	157,248
162,366	4.50%, 10/20/2048	159,405
135,856	4.50%, 01/20/2049	131,875
154,777	4.50%, 02/20/2049	150,186
333,999	3.50%, 12/20/2049	309,212
317,998	3.50%, 01/20/2050	292,376
1,553,205	3.00%, 03/20/2050	1,388,161
724,659	3.50%, 10/20/2050	672,302
88,208	3.00%, 03/20/2051	79,472
77,496	3.00%, 06/20/2051	69,348
1,619,048	3.00%, 02/20/2052	1,441,667
994,966	4.50%, 09/20/2052	965,347
	Series 2013-37 Class LG
35,787	2.00%, 01/20/2042	33,694
	Series 2015-151 Class BA
13,473	1.70%, 10/20/2045	13,306
	Series 2015-56 Class LB
38,991	1.50%, 04/16/2040	38,038
65,488	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	59,853
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	533,538
15,050,000	2.50%, TBA	12,740,040
10,000,000	3.00%, TBA	8,880,206
2,800,000	4.00%, TBA	2,625,448
11,800,000	4.50%, TBA	11,354,624
2,000,000	5.00%, TBA	1,970,443
4,000,000	5.50%, TBA	4,009,866
1,000,000	6.50%, TBA	1,023,975
		171,795,320
TOTAL MORTGAGE-BACKED SECURITIES — 46.81% (Cost $218,758,513)		$205,953,864
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	454,836
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	$ 388,539
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	468,026
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	54,359
575,000	City of New York, New York Series D 1.92%, 08/01/2031	444,712
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	113,569
315,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	304,123
	County of Riverside, California
420,000	2.96%,02/15/2027	387,026
420,000	3.07%,02/15/2028	381,203
180,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	161,788
200,000	District of Columbia 3.43%, 04/01/2042	148,365
	Marshall University Series B
100,000	3.13%,05/01/2028	90,492
100,000	3.38%,05/01/2031	86,398
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	107,535
315,000	5.18%,11/15/2049	271,846
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	279,723
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	454,727
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	86,161
365,000	New York Transportation Development Corp 4.25%, 09/01/2035	350,789
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	470,257
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	371,074
345,000	Port Authority of New York & New Jersey Series AAA 1.09%, 07/01/2023	338,873
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	90,942
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	362,670

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 575,000	2.15%,07/01/2030	$ 470,817
	State of California
130,000	7.55%,04/01/2039	162,712
85,000	7.30%,10/01/2039	103,264
15,000	7.63%,03/01/2040	18,943
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	299,766
TOTAL MUNICIPAL BONDS AND NOTES — 1.76% (Cost $9,161,764)		$ 7,723,535
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	514,260
600,000	4.75%, 12/10/2032	614,581
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.26% (Cost $1,184,964)		$ 1,128,841
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
983,284	0.75%, 07/15/2028	936,500
3,025,802	0.25%, 07/15/2029	2,769,608
3,071,942	0.63%, 07/15/2032	2,813,259
326,515	0.13%, 02/15/2052	211,164
	United States Treasury Note/Bond
3,375,000	2.88%, 06/15/2025	3,262,017
1,120,000	0.38%, 11/30/2025	1,001,787
670,000	0.50%, 02/28/2026	597,007
9,855,000	1.38%, 08/31/2026(g)	8,934,559
2,330,000	1.25%, 12/31/2026	2,086,533
265,000	1.13%, 02/28/2027	235,591
430,000	0.38%, 09/30/2027	362,510
2,385,000	4.13%, 09/30/2027	2,393,944
125,000	0.50%, 10/31/2027	105,728
700,000	1.13%, 02/29/2028	606,074
4,755,000	2.63%, 02/15/2029	4,394,660
11,710,000	2.38%, 03/31/2029	10,647,866
600,000	2.38%, 05/15/2029	545,438
2,130,000	1.25%, 08/15/2031	1,727,130
3,695,000	1.38%, 11/15/2031	3,007,384
8,150,000	2.88%, 05/15/2032	7,510,734
3,620,000	2.75%, 08/15/2032(d)	3,296,463
2,930,000	4.13%, 11/15/2032	2,989,973
1,335,000	1.13%, 08/15/2040	829,056
16,750,000	1.88%, 02/15/2041	11,838,847
2,355,000	2.25%, 05/15/2041	1,770,390
1,175,000	3.38%, 08/15/2042	1,050,156
2,135,000	4.00%, 11/15/2042(d)	2,090,298
2,375,000	3.13%, 02/15/2043	2,026,172
350,000	3.63%, 08/15/2043	321,754
4,670,000	3.75%, 11/15/2043	4,377,030
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,590,000	3.63%, 02/15/2044	$ 5,127,296
610,000	3.13%, 08/15/2044	515,426
3,850,000	2.50%, 02/15/2045	2,898,479
4,140,000	3.00%, 11/15/2045	3,405,473
4,515,000	2.50%, 02/15/2046	3,378,137
260,000	2.50%, 05/15/2046	193,954
1,620,000	2.25%, 08/15/2046	1,146,466
1,500,000	2.88%, 11/15/2046	1,201,934
1,500,000	3.00%, 02/15/2047	1,227,832
1,170,000	3.00%, 02/15/2048	958,989
300,000	3.13%, 05/15/2048	252,129
510,000	2.25%, 08/15/2049	358,514
5,100,000	1.25%, 05/15/2050	2,744,637
2,545,000	1.38%, 08/15/2050	1,414,165
7,110,000	1.63%, 11/15/2050	4,230,450
4,425,000	1.88%, 02/15/2051	2,812,295
1,365,000	2.25%, 02/15/2052	949,208
870,000	2.88%, 05/15/2052	697,088
2,300,000	3.00%, 08/15/2052(d)	1,894,984
955,000	4.00%, 11/15/2052	956,343
TOTAL U.S. TREASURY BONDS AND NOTES — 27.53% (Cost $147,746,982)		$121,103,431
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(h)
761	Superior Energy Services LLC(i)	23,971
TOTAL COMMON STOCK — 0.00%(h) (Cost $50,000)		$ 23,971
GOVERNMENT MONEY MARKET MUTUAL FUNDS
749,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(j), 4.36%(k)	749,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.17% (Cost $749,000)		$ 749,000
Principal Amount
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.22%
970,000	Mizuho Bank Ltd(c) 4.67%,02/01/2023 1-day SOFR + 0.36%	970,183

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Commercial Paper — 0.27%
	Walt Disney Co
$ 874,000	4.48%, 02/02/2023	$ 870,366
310,000	4.62%, 02/17/2023	308,091
		1,178,457
U.S. Treasury Bonds and Notes — 1.29%
	U.S. Treasury Bills(l)
1,165,000	3.97%, 02/07/2023	1,160,139
1,500,000	4.04%, 02/16/2023(d)	1,492,140
3,035,000	4.04%, 02/23/2023	3,016,707
		5,668,986
Repurchase Agreements — 3.01%
3,332,961	Undivided interest of 10.74% in a repurchase agreement (principal amount/value $31,116,103 with a maturity value of $31,130,831) with JP Morgan Securities, 4.26%, dated 12/31/22 to be repurchased at $3,332,961 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 5/15/23 - 12/28/23, with a value of $31,738,427.(j)	3,332,961
3,257,520	Undivided interest of 20.96% in a repurchase agreement (principal amount/value $15,576,146 with a maturity value of $15,583,501) with Bank of America Securities Inc, 4.25%, dated 12/31/22 to be repurchased at $3,257,520 on 1/3/23 collateralized by U.S. Treasury securities, 0.75% - 4.50%, 11/15/25 - 3/31/26, with a value of $15,887,671.(j)	3,257,520
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,332,961	Undivided interest of 21.51% in a repurchase agreement (principal amount/value $15,530,059 with a maturity value of $15,537,393) with Citibank NA, 4.25%, dated 12/31/22 to be repurchased at $3,332,961 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 6/1/23 - 2/15/52, with a value of $15,840,661.(j)	$ 3,332,961
3,332,961	Undivided interest of 21.65% in a repurchase agreement (principal amount/value $15,424,947 with a maturity value of $15,432,231) with HSBC Securities (USA) Inc, 4.25%, dated 12/31/22 to be repurchased at $3,332,961 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 4/30/23 - 2/15/51, with a value of $15,733,446.(j)	3,332,961
		13,256,403
TOTAL SHORT TERM INVESTMENTS — 4.79% (Cost $21,074,418)		$ 21,074,029
TOTAL INVESTMENTS — 120.09% (Cost $592,799,322)		$528,326,441
OTHER ASSETS & LIABILITIES, NET — (20.09)%		$ (88,382,694)
TOTAL NET ASSETS — 100.00%		$439,943,747

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2022.
(d)	All or a portion of the security is on loan at December 31, 2022.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(h)	Represents less than 0.005% of net assets.
(i)	Non-income producing security.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of December 31, 2022.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Euro-Bobl Futures	1	EUR	115,750	March 2023	$ 3,906
Euro-Bund Futures	2	EUR	265,860	March 2023	20,214
U.S. 10 Year Treasury Note Futures	39	USD	4,379,578	March 2023	31,164
U.S. 10 Year Treasury Ultra Futures	154	USD	18,215,313	March 2023	150,043
U.S. 5 Year Treasury Note Futures	113	USD	12,196,055	March 2023	85,365
U.S. Long Bond Futures	186	USD	23,313,938	March 2023	171,653
U.S. Ultra Bond Futures	75	USD	10,073,438	March 2023	117,635
Long
U.S. 2 Year Treasury Note Futures	87	USD	17,841,797	March 2023	(23,086)
U.S. 5 Year Treasury Note Futures	30	USD	3,237,891	March 2023	(3,048)
				Net Appreciation	$553,846
At December 31, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Sell Credit Protection	$	$	$			$
Nordstrom Inc 6.95%, 03/15/2028	750,000	(17,494)	(277)	1.00%	June 20, 2024	(17,217)	2.66%	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	275,000	(10,387)	(3,479)	1.00%	December 20, 2024	(6,908)	3.05%	Quarterly
					Net Depreciation	$(24,125)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b) Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2022
At December 31, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund		Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
4.43%	1-day SOFR	USD	2,910,000	December 31, 2024	(8,158)	Annual
6-mo. BBSW	4.00%	AUD	3,400,000	March 15, 2025	10,762	Semi Annual
4.00%	6-mo. CDOR	CAD	3,050,000	March 15, 2025	52,121	Semi Annual
3.50%	1-year SONIA	GBP	640,000	March 15, 2028	(15,411)	Annual
6-mo. NIBOR	3.50%	NOK	11,020,000	March 15, 2028	(372)	Semi Annual
1-year JPY-TONA	0.25%	JPY	642,100,000	March 15, 2028	67,750	Annual
2.50%	1-day SOFR	USD	1,090,000	June 4, 2029	(12,743)	Annual
6-mo. EURIBOR	2.35%	EUR	160,000	July 4, 2029	4,903	Semi Annual
1-day SOFR	2.57%	USD	2,970,000	June 4, 2031	30,737	Annual
2.50%	6-mo. EURIBOR	EUR	580,000	December 20, 2032	(14,874)	Semi Annual
4.50%	6-mo. BBSW	AUD	2,120,000	March 15, 2033	(54,207)	Semi Annual
3.75%	1-day SOFR	USD	920,000	March 15, 2033	(14,634)	Annual
6-mo. CDOR	3.50%	CAD	790,000	March 15, 2033	(1,616)	Semi Annual
1-year JPY-TONA	0.50%	JPY	102,000,000	March 15, 2033	9,447	Annual
6-mo. EURIBOR	3.00%	EUR	400,000	March 15, 2033	13,221	Semi Annual
6-mo. NIBOR	3.50%	NOK	10,240,000	March 15, 2033	15,728	Semi Annual
2.73%	1-day SOFR	USD	1,930,000	June 4, 2033	(17,406)	Annual
2.86%	6-mo. EURIBOR	EUR	550,000	July 4, 2037	(18,971)	Semi Annual
2.15%	6-mo. EURIBOR	EUR	660,000	August 9, 2037	(10,749)	Semi Annual
2.72%	1-day SOFR	USD	3,430,000	August 11, 2037	(42,020)	Annual
6-mo. EURIBOR	2.50%	EUR	660,000	December 20, 2037	11,712	Semi Annual
6-mo. EURIBOR	1.45%	EUR	1,510,000	August 10, 2042	15,786	Semi Annual
1.05%	6-mo. EURIBOR	EUR	800,000	August 11, 2047	(7,725)	Semi Annual
6-mo. EURIBOR	1.56%	EUR	360,000	July 6, 2052	11,474	Semi Annual
1-day SOFR	2.17%	USD	1,520,000	August 11, 2052	42,300	Annual
				Net Appreciation	$ 67,055
Counterparty Abbreviations:
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
JPY-TONA	Japan Tokyo Overnight Average Rate
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Core Bond Fund
ASSETS:
Investments in securities, fair value (including $13,507,199 of securities on loan)(b)	$515,070,038
Repurchase agreements, fair value(c)	13,256,403
Cash	14,404,103
Cash pledged on futures contracts	802,689
Cash pledged on centrally cleared swaps	1,041,666
Interest receivable	3,184,780
Subscriptions receivable	386,761
Receivable for investments sold	1,503
Variation margin on futures contracts	92,128
Variation margin on centrally cleared swaps	7,738
Total Assets	548,247,809
LIABILITIES:
Payable for TBA investments purchased	83,896,889
Payable for director fees	8,131
Payable for investments purchased	9,734,161
Payable for other accrued fees	123,617
Payable for shareholder services fees	13,599
Payable to investment adviser	75,590
Payable upon return of securities loaned	14,005,403
Redemptions payable	446,672
Total Liabilities	108,304,062
NET ASSETS	$439,943,747
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,195,635
Paid-in capital in excess of par	521,465,733
Undistributed/accumulated deficit	(86,717,621)
NET ASSETS	$439,943,747
NET ASSETS BY CLASS
Investor Class	$45,622,004
Institutional Class	$394,321,743
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	210,000,000
Issued and Outstanding
Investor Class	4,883,578
Institutional Class	47,072,775
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.34
Institutional Class	$8.38
(b) Cost of investments, unaffiliated	$579,542,919
(c) Cost of repurchase agreements	$13,256,403
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower Core Bond Fund
INVESTMENT INCOME:
Interest	$12,015,933
Income from securities lending	15,264
Total Income	12,031,197
EXPENSES:
Management fees	1,518,152
Shareholder services fees – Investor Class	187,966
Audit and tax fees	51,496
Custodian fees	121,046
Directors fees	34,044
Legal fees	10,169
Pricing fees	147,741
Registration fees	34,458
Shareholder report fees	268
Transfer agent fees	8,596
Other fees	19,280
Total Expenses	2,133,216
Less amount waived by investment adviser	286,764
Net Expenses	1,846,452
NET INVESTMENT INCOME	10,184,745
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(38,024,663)
Net realized loss on credit default swaps	(106,551)
Net realized gain on interest rate swaps	22,734
Net realized gain on futures contracts	14,116,754
Net Realized Loss	(23,991,726)
Net change in unrealized depreciation on investments	(65,124,639)
Net change in unrealized depreciation on credit default swaps	(20,817)
Net change in unrealized appreciation on interest rate swaps	67,055
Net change in unrealized appreciation on futures contracts	1,342,708
Net Change in Unrealized Depreciation	(63,735,693)
Net Realized and Unrealized Loss	(87,727,419)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,542,674)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Core Bond Fund	2022	2021
OPERATIONS:
Net investment income	$10,184,745	$7,524,122
Net realized gain (loss)	(23,991,726)	12,622,997
Net change in unrealized depreciation	(63,735,693)	(26,589,787)
Net Decrease in Net Assets Resulting from Operations	(77,542,674)	(6,442,668)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(81,578)
Institutional Class	-	(379,412)
From return of capital	0	(460,990)
From net investment income and net realized gains
Investor Class	(571,051)	(2,400,302)
Institutional Class	(9,057,261)	(16,534,236)
From net investment income and net realized gains	(9,628,312)	(18,934,538)
Total Distributions	(9,628,312)	(19,395,528)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,708,255	28,099,158
Institutional Class	74,974,786	130,373,578
Shares issued in reinvestment of distributions
Investor Class	571,051	2,481,880
Institutional Class	9,057,261	16,913,648
Shares redeemed
Investor Class	(49,517,337)	(21,129,433)
Institutional Class	(87,265,860)	(71,529,721)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(42,471,844)	85,209,110
Total Increase (Decrease) in Net Assets	(129,642,830)	59,370,914
NET ASSETS:
Beginning of year	569,586,577	510,215,663
End of year	$439,943,747	$569,586,577
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	987,579	2,473,561
Institutional Class	8,368,975	12,637,003
Shares issued in reinvestment of distributions
Investor Class	59,870	223,326
Institutional Class	1,060,342	1,680,621
Shares redeemed
Investor Class	(4,739,615)	(1,862,457)
Institutional Class	(9,780,387)	(6,923,306)
Net Increase (Decrease)	(4,043,236)	8,228,748
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$ 9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	-	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	-	(0.25)	-	(0.25)	$10.35	(1.21%)
Institutional Class
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$ 8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$ 9.45	0.30	0.59	0.89	-	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	-	(0.31)	-	(0.31)	$ 9.45	(0.82%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2022	$ 45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$ 95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$ 89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
Institutional Class
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 50%, 72%, 86%, 66% ,and 62% for the years ended December 31 2022, 2021, 2020, 2019, and 2018, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Annual Report - December 31, 2022

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Annual Report - December 31, 2022

Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2022

The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$9,628,312	$8,562,373
Long-term capital gain	-	10,372,165
Return of capital	-	460,990
	$9,628,312	$19,395,528
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$222,896
Undistributed long-term capital gains	—
Capital loss carryforwards	(17,481,949)
Post-October losses	(4,612,373)
Net unrealized depreciation	(64,846,196)
Tax composition of capital	$(86,717,622)
At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund utilized $0 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(17,481,949)
Total	(17,481,949)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(2,505)	$(4,609,868)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$593,769,413
Gross unrealized appreciation on investments	671,155
Gross unrealized depreciation on investments	(65,517,351)
Net unrealized depreciation on investments	$(64,846,196)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Annual Report - December 31, 2022

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 177 long futures contracts and an average of 680 short futures contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).

Annual Report - December 31, 2022

Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $4,628,077 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $134,000,000 in interest rate swaps for the reporting period. Interest rate swaps are reported on a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(24,125)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$285,941 (a)	Net unrealized depreciation on interest rate swaps	$(218,886) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$579,980 (a)	Net unrealized depreciation on futures contracts	$ (26,134)(a)
(a)Includes cumulative appreciation (depreciation) of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2022

The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$14,116,754	Net change in unrealized appreciation on futures contracts	$1,342,708
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (106,551)	Net change in unrealized depreciation on credit default swaps	$(20,817)
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$ 22,734	Net change in unrealized appreciation on interest rate swaps	$ 67,055
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$224,997	$160,576	$286,764	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $81,406,527 and $108,156,650, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $2,709,317,826 and $2,704,055,896, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $13,507,199 and received collateral as reported on the Statement of Assets and Liabilities of $14,005,403 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$4,227,070
Foreign Government Bonds and Notes	239,400
Mortgage-Backed Securities	2,988,438
U.S. Treasury Bonds and Notes	6,550,495
Total secured borrowings	$14,005,403
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower Core Bond Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023